ETC 6 Meridian

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 95.2%

Communication Services — 6.1%
Alphabet, Cl C*	43,069	$3,889,131
T-Mobile US*	28,934	4,113,836
Verizon Communications(A)	314,416	12,202,485
		20,205,452
Consumer Discretionary — 5.0%
Home Depot(A)	13,316	3,948,727
Lowe's(A)	20,456	4,208,822
McDonald's	16,404	4,329,180
NIKE, Cl B	33,736	4,007,499
		16,494,228
Consumer Staples — 20.5%
Altria Group(A)	275,727	12,802,004
Colgate-Palmolive(A)	116,525	8,541,283
Costco Wholesale	8,433	4,083,090
Kraft Heinz(A)	323,340	12,590,860
PepsiCo(A)	25,464	4,418,768
Philip Morris International(A)	124,372	12,101,396
Procter & Gamble	30,508	4,196,680
Walmart(A)	60,400	8,584,652
		67,318,733
Energy — 9.8%
Chevron(A)	76,492	12,297,619
ConocoPhillips(A)	111,367	11,509,779
Exxon Mobil(A)	76,156	8,370,306
		32,177,704
Financials — 13.0%
American Express	25,161	4,377,763
American International Group	71,348	4,360,076
Bank of New York Mellon	86,005	4,375,934
Capital One Financial	37,554	4,096,390
Citigroup(A)	167,562	8,493,718
Goldman Sachs Group	11,940	4,198,701
JPMorgan Chase	31,296	4,486,282
US Bancorp(A)	177,537	8,473,841
		42,862,705
Health Care — 21.7%
AbbVie(A)	89,411	13,760,352
Amgen(A)	35,460	8,214,664
Bristol-Myers Squibb(A)	61,332	4,229,455
Eli Lilly(A)	25,505	7,937,666
Gilead Sciences(A)	104,026	8,377,214
Johnson & Johnson(A)	26,485	4,059,091
Merck(A)	81,678	8,677,471
Pfizer(A)	298,115	12,094,526
UnitedHealth Group	8,789	4,183,037
		71,533,476

Description	Shares	Fair Value
Industrials — 9.2%
3M	37,703	$4,062,121
Caterpillar	17,507	4,193,802
General Dynamics	18,953	4,319,578
Lockheed Martin(A)	18,900	8,963,514
Raytheon Technologies(A)	44,385	4,353,725
United Parcel Service, Cl B	23,612	4,308,954
		30,201,694
Information Technology — 7.4%
Accenture PLC, Cl A	15,405	4,090,798
Adobe*	11,377	3,685,579
Apple(A)	30,040	4,428,196
International Business Machines(A)	32,334	4,180,786
QUALCOMM	31,555	3,897,989
Texas Instruments(A)	23,986	4,112,400
		24,395,748
Materials — 2.5%
Dow(A)	145,107	8,300,120

Total Common Stock
(Cost $319,566,271)		313,489,860

EXCHANGE TRADED FUND — 5.3%
SPDR Bloomberg 1-3 Month T-Bill ETF, CI Institutional	188,895	17,323,560

Total Exchange Traded Fund (Cost $17,319,801)		17,323,560

SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency Portfolio, CI Institutional, 4.51%(B)	2,267,564	2,267,564

Total Short-Term Investment (Cost $2,267,564)		2,267,564

Total Investments - 101.2%
(Cost $339,153,636)		$333,080,984

WRITTEN OPTIONS — -1.4%
Total Written Options
(Premiums Received $7,116,710)		$(4,618,380)

Percentages are based on Net Assets of $329,090,646.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at February 28, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
S&P 500 Index*	(475)	$190,000,000	$4,000	03/18/23	$(2,270,500)
S&P 500 Index*	(316)	127,980,000	4,050	04/22/23	(2,347,880)
					(4,618,380)
Total Written Options
(Premiums Received $7,116,710)					$(4,618,380)

*	Non-income producing security.
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $64,039,052.
(B)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company
S&P — Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

MER-QH-001-0600

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%

Communication Services — 3.6%
Activision Blizzard	9,045	$689,681
AT&T	33,069	625,335
ATN International	13,497	567,549
Cogent Communications Holdings	9,436	610,887
Scholastic	14,426	657,970
TEGNA	32,375	563,325
Telephone and Data Systems	48,357	613,650
Verizon Communications	15,685	608,735
World Wrestling Entertainment, Cl A	7,150	600,600
		5,537,732
Consumer Discretionary — 4.1%
Adtalem Global Education*	15,900	622,008
Graham Holdings, Cl B	971	608,487
Grand Canyon Education*	5,599	634,311
McDonald's	2,417	637,871
Murphy USA	2,492	635,684
O'Reilly Automotive*	800	664,080
Perdoceo Education*	44,048	607,202
Service International	8,973	605,947
Stride*	15,516	658,964
Wendy's	28,790	632,228
		6,306,782
Consumer Staples — 18.4%
Altria Group	13,788	640,177
Andersons	16,761	764,805
BJ's Wholesale Club Holdings*	8,883	637,799
Calavo Growers	19,923	642,915
Campbell Soup	12,433	652,981
Casey's General Stores	2,896	602,223
Church & Dwight	7,774	651,306
Clorox	4,243	659,532
Coca-Cola	10,761	640,387
Colgate-Palmolive	8,767	642,621
Conagra Brands	17,542	638,704
Edgewell Personal Care	15,068	643,404
Flowers Foods	23,266	648,656
Fresh Del Monte Produce	22,443	702,017
General Mills	8,389	667,009
Grocery Outlet Holding*	21,160	572,378
Hershey	2,691	641,319
Hormel Foods	14,187	629,619
Hostess Brands, Cl A*	28,486	703,605
Ingredion	6,376	633,774
J M Smucker	4,270	631,490
John B Sanfilippo & Son	6,952	624,081

Description	Shares	Fair Value
Consumer Staples (continued)
Kellogg	9,382	$618,649
Keurig Dr Pepper	18,384	635,167
Kimberly-Clark	4,965	620,873
Kraft Heinz	16,215	631,412
Kroger	14,537	627,126
Lancaster Colony	3,472	666,555
McCormick	8,596	638,855
Molson Coors Beverage, Cl B	12,084	642,748
PepsiCo	3,768	653,861
Philip Morris International	6,360	618,828
Pilgrim's Pride*	27,092	633,682
Post Holdings*	6,778	609,749
Procter & Gamble	4,578	629,750
SpartanNash	20,368	545,048
Sprouts Farmers Market*	19,978	605,134
Tootsie Roll Industries	13,701	603,255
TreeHouse Foods*	13,392	653,396
Tyson Foods, Cl A	10,601	628,003
Universal	11,887	601,363
USANA Health Sciences*	11,013	669,370
Walmart	4,602	654,082
WD-40	3,681	638,396
		28,096,104
Energy — 1.2%
Dorian LPG	29,783	653,738
Exxon Mobil	5,795	636,928
HF Sinclair	12,356	614,340
		1,905,006
Financials — 21.7%
American Financial Group	4,740	635,681
AMERISAFE	11,537	629,228
BancFirst	7,672	692,397
Bank of Hawaii	8,296	621,039
Brookline Bancorp	47,228	612,075
Capitol Federal Financial	74,683	626,590
Cboe Global Markets	5,128	647,000
City Holding	6,596	647,727
CME Group, Cl A	3,705	686,759
Commerce Bancshares	9,661	639,075
Community Bank System	10,521	642,307
CVB Financial	25,684	614,618
Eagle Bancorp	13,489	590,953
Employers Holdings	14,854	659,666
Encore Capital Group*	11,296	583,777
First Financial Bankshares	17,652	647,475
First Horizon	26,225	649,593
Hanover Insurance Group	4,507	628,636
Heritage Financial	22,084	615,481
Horace Mann Educators	17,991	664,947
Independent Bank	7,934	632,181
International Bancshares	13,631	661,512

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials (continued)
Lakeland Financial	9,049	$648,089
Mercury General	16,954	577,284
NBT Bancorp	15,862	643,839
Northfield Bancorp	43,662	642,268
Northwest Bancshares	44,933	620,974
Old Republic International	24,582	648,227
PRA Group*	15,904	676,875
Preferred Bank	8,847	622,829
ProAssurance	32,424	644,913
Progressive	4,703	674,975
Prosperity Bancshares	8,321	611,510
Provident Financial Services	26,889	627,858
Reinsurance Group of America, Cl A	4,442	641,736
RLI	4,853	669,277
S&T Bancorp	17,377	647,467
Safety Insurance Group	7,444	600,656
Selective Insurance Group	6,384	648,168
ServisFirst Bancshares	9,010	666,290
Southside Bancshares	16,363	624,903
Tompkins Financial	8,363	625,469
Travelers	3,481	644,403
TrustCo Bank NY	17,439	653,265
Trustmark	21,369	628,249
United Bankshares	15,527	633,036
Universal Insurance Holdings	50,944	984,748
Unum Group	15,289	681,125
Washington Federal	18,208	638,555
Westamerica BanCorp	11,433	630,187
WR Berkley	9,479	627,415
		32,913,307
Health Care — 14.5%
AbbVie	4,465	687,164
Amgen	2,655	615,057
Amphastar Pharmaceuticals*	20,686	659,056
Becton Dickinson	2,587	606,781
Bristol-Myers Squibb	8,687	599,056
Cardinal Health	8,405	636,343
Chemed	1,297	676,489
Cigna Group	2,245	655,765
DaVita*	7,712	634,389
Elevance Health	1,352	634,994
Eli Lilly	1,917	596,609
Envista Holdings*	15,862	613,225
Exelixis*	37,492	640,363
Gilead Sciences	7,497	603,733
Halozyme Therapeutics*	12,490	599,395
HealthEquity*	10,658	694,581
HealthStream*	26,515	680,110
Humana	1,332	659,367
Incyte*	7,675	590,822

Description	Shares	Fair Value
Health Care (continued)
Innoviva*	50,944	$614,894
Ironwood Pharmaceuticals, Cl A*	56,353	635,098
Jazz Pharmaceuticals*	4,228	593,611
Johnson & Johnson	3,963	607,369
McKesson	1,807	632,107
Merck	6,224	661,237
Molina Healthcare*	2,164	595,814
Neurocrine Biosciences*	6,165	635,612
NextGen Healthcare*	35,518	643,231
Perrigo PLC	17,842	672,464
Pfizer	14,796	600,274
Phibro Animal Health, Cl A	40,493	636,145
Prestige Consumer Healthcare*	10,646	641,422
Quest Diagnostics	4,453	616,117
Supernus Pharmaceuticals*	15,889	597,268
United Therapeutics*	2,536	623,957
		22,089,919
Industrials — 9.8%
Aerojet Rocketdyne Holdings*	11,634	655,460
CACI International, Cl A*	2,137	626,141
Curtiss-Wright	3,803	664,726
FTI Consulting*	3,916	719,408
Huntington Ingalls Industries	2,916	627,523
KBR	12,607	694,772
L3Harris Technologies	3,049	643,918
Landstar System	3,538	639,635
Leidos Holdings	6,584	639,109
Lincoln Electric Holdings	3,753	630,241
Lockheed Martin	1,380	654,479
MDU Resources Group	21,036	669,997
Mercury Systems*	11,793	617,246
MSA Safety	4,704	631,982
MSC Industrial Direct, Cl A	7,286	615,813
National Presto Industries	8,756	600,924
Northrop Grumman	1,441	668,782
Park Aerospace	44,228	726,223
Republic Services, Cl A	5,226	673,789
Rollins	18,158	639,162
Science Applications International	6,168	657,756
Waste Management	4,265	638,726
Werner Enterprises	13,348	620,015
		14,955,827
Information Technology — 2.1%
CSG Systems International	10,644	598,193
Genpact	13,861	661,586
International Business Machines	4,754	614,692
MAXIMUS	8,619	707,447

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Western Union	46,118	$597,689
		3,179,607
Materials — 3.3%
AptarGroup	5,707	666,121
CF Industries Holdings	7,529	646,665
Clearwater Paper*	16,450	634,806
NewMarket	1,811	622,079
Newmont	13,602	593,183
Royal Gold	5,161	613,075
Silgan Holdings	11,796	629,906
Sonoco Products	10,577	624,678
		5,030,513
Real Estate — 4.8%
Apartment Income‡	16,826	636,023
CareTrust‡	31,850	626,490
Centerspace‡	9,323	583,713
Community Healthcare Trust‡	15,138	586,446
Corporate Office Properties Trust‡	24,008	610,523
Easterly Government Properties, Cl A‡	39,919	602,777
Four Corners Property Trust‡	22,397	608,079
Getty Realty‡	18,091	621,064
LTC Properties‡	17,308	619,973
National Retail Properties‡	13,753	623,286
Omega Healthcare Investors‡	22,655	606,927
Universal Health Realty Income Trust‡	11,614	615,774
		7,341,075
Utilities — 15.7%
ALLETE	10,360	633,928
Alliant Energy	12,005	615,496
Ameren	7,537	623,385
American Electric Power	6,999	615,702
American States Water	6,613	590,541
Avista	15,587	640,937
Black Hills	9,066	556,743
California Water Service Group	10,272	587,969
Chesapeake Utilities	5,152	659,919
CMS Energy	10,205	601,789
Consolidated Edison	6,921	618,391
Dominion Energy	10,487	583,287
DTE Energy	5,688	624,030
Duke Energy	6,360	599,494
Essential Utilities	13,642	583,605
Evergy	10,426	613,153
Eversource Energy	7,963	600,092
FirstEnergy	16,306	644,739
Hawaiian Electric Industries	14,974	605,698
IDACORP	6,098	630,533

Description	Shares	Fair Value
Utilities (continued)
Middlesex Water	7,186	$549,729
National Fuel Gas	11,071	634,147
New Jersey Resources	12,356	630,527
NiSource	23,744	651,298
Northwest Natural Holding	12,545	606,425
NorthWestern	11,308	653,377
OGE Energy	16,619	593,631
ONE Gas	7,729	619,557
Pinnacle West Capital	8,563	630,922
PNM Resources	13,171	645,379
Portland General Electric	13,403	640,663
Sempra Energy	4,107	615,886
SJW Group	8,093	618,629
Southern	9,536	601,340
Spire	8,609	606,074
UGI	16,131	600,557
Unitil	12,073	655,806
WEC Energy Group	6,901	611,843
Xcel Energy	9,411	607,668
		24,002,889

Total Common Stock
(Cost $148,096,127)		151,358,761

SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency Portfolio, CI Institutional, 4.51%(A)	1,129,463	1,129,463

Total Short-Term Investment (Cost $1,129,463)		1,129,463

Total Investments - 99.9%
(Cost $149,225,590)		$152,488,224

Percentages are based on Net Assets of $152,652,750.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class
PLC — Public Limited Company

MER-QH-001-0600

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 6.4%
Alphabet, Cl C*	23,641	$2,134,782
T-Mobile US*	15,884	2,258,387
Verizon Communications	172,560	6,697,054
		11,090,223
Consumer Discretionary — 5.2%
Home Depot	7,307	2,166,818
Lowe's	11,227	2,309,955
McDonald's	9,006	2,376,773
NIKE, Cl B	18,516	2,199,516
		9,053,062
Consumer Staples — 21.4%
Altria Group	151,327	7,026,112
Colgate-Palmolive	63,957	4,688,048
Costco Wholesale	4,630	2,241,753
Kraft Heinz	177,456	6,910,137
PepsiCo	13,976	2,425,255
Philip Morris International	68,260	6,641,698
Procter & Gamble	16,746	2,303,580
Walmart	33,151	4,711,752
		36,948,335
Energy — 10.2%
Chevron	41,981	6,749,286
ConocoPhillips	61,121	6,316,855
Exxon Mobil	41,800	4,594,238
		17,660,379
Financials — 13.6%
American Express	13,812	2,403,150
American International Group	39,163	2,393,251
Bank of New York Mellon	47,202	2,401,638
Capital One Financial	20,612	2,248,357
Citigroup	91,968	4,661,858
Goldman Sachs Group	6,556	2,305,417
JPMorgan Chase	17,178	2,462,466
US Bancorp	97,442	4,650,907
		23,527,044
Health Care — 22.9%
AbbVie	49,071	7,552,027
Amgen	19,464	4,509,030
Bristol-Myers Squibb	33,665	2,321,538
Eli Lilly	13,998	4,356,458
Gilead Sciences	57,096	4,597,941
Johnson & Johnson	14,539	2,228,247
Merck	44,831	4,762,845
Pfizer	163,612	6,637,738
UnitedHealth Group	4,825	2,296,411
		39,262,235

Description	Shares	Fair Value
Industrials — 9.6%
3M	20,697	$2,229,895
Caterpillar	9,608	2,301,596
General Dynamics	10,404	2,371,176
Lockheed Martin	10,374	4,919,973
Raytheon Technologies	24,363	2,389,767
United Parcel Service, Cl B	12,963	2,365,618
		16,578,025
Information Technology — 7.8%
Accenture PLC, Cl A	8,455	2,245,225
Adobe*	6,244	2,022,744
Apple	16,487	2,430,349
International Business Machines	17,749	2,294,946
QUALCOMM	17,317	2,139,169
Texas Instruments	13,168	2,257,653
		13,390,086
Materials — 2.6%
Dow	79,643	4,555,580

Total Common Stock
(Cost $174,104,850)		172,064,969

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, CI Institutional, 4.51%(A)	208,612	208,612

Total Short-Term Investment		208,612
(Cost $208,612)
Total Investments - 99.8%
(Cost $174,313,462)		$172,273,581

Percentages are based on Net Assets of $172,567,690

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class
PLC — Public Limited Company

MER-QH-001-0600

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.9%

Communication Services — 3.3%
ATN International	16,458	$692,059
Scholastic	17,517	798,950
Telephone and Data Systems	58,724	745,208
		2,236,217
Consumer Discretionary — 9.9%
Asbury Automotive Group*	3,256	739,438
Ethan Allen Interiors	25,954	766,941
Group 1 Automotive	3,356	741,911
MDC Holdings	19,628	726,236
Patrick Industries	10,255	747,077
Perdoceo Education*	50,679	698,610
Sonic Automotive, Cl A	13,426	763,804
Upbound Group, Cl A	26,644	715,391
Vista Outdoor*	28,121	803,136
		6,702,544
Consumer Staples — 8.2%
Calavo Growers	24,193	780,708
Fresh Del Monte Produce	27,410	857,386
Hostess Brands, Cl A*	34,674	856,448
John B Sanfilippo & Son	8,524	765,199
Tootsie Roll Industries	16,871	742,830
TreeHouse Foods*	16,718	815,671
Universal	14,351	726,017
		5,544,259
Energy — 5.7%
Dorian LPG	35,562	780,586
Par Pacific Holdings*	29,395	816,593
REX American Resources*	23,901	788,972
SM Energy	24,638	727,067
Talos Energy*	42,355	754,343
		3,867,561
Financials — 31.8%
Ambac Financial Group*	48,269	798,852
Ameris Bancorp	15,775	755,149
AMERISAFE	14,245	776,922
BankUnited	19,945	706,452
Capitol Federal Financial	90,160	756,442
City Holding	7,930	778,727
CVB Financial	31,080	743,744
Employers Holdings	18,248	810,394
Encore Capital Group*	27,702	1,431,639
Enova International*	14,852	724,035
Hilltop Holdings	23,018	763,507
HomeStreet	26,609	671,345
Hope Bancorp	57,446	735,883
Horace Mann Educators	21,807	805,987

Description	Shares	Fair Value
Financials (continued)
Lakeland Financial	10,820	$774,928
Mercury General	20,503	698,127
Northfield Bancorp	53,998	794,311
Northwest Bancshares	54,257	749,832
PRA Group*	19,167	815,748
ProAssurance	39,660	788,837
Safety Insurance Group	8,968	723,628
Southside Bancshares	19,985	763,227
Stewart Information Services	15,368	652,986
TrustCo Bank NY	21,053	788,645
Universal Insurance Holdings	62,087	1,200,142
Virtus Investment Partners	3,231	679,899
Westamerica BanCorp	14,008	772,121
		21,461,509
Health Care — 8.8%
Amphastar Pharmaceuticals*	25,364	808,097
Dynavax Technologies*	67,717	697,485
Innoviva*	124,249	1,499,685
Ironwood Pharmaceuticals, Cl A*	69,439	782,578
Prestige Consumer Healthcare*	12,986	782,407
REGENXBIO*	33,331	741,615
Vir Biotechnology*	26,264	598,819
		5,910,686
Industrials — 13.3%
Aerojet Rocketdyne Holdings*	14,174	798,563
ArcBest	9,130	878,306
Boise Cascade	10,096	697,735
Encore Wire	4,608	889,390
Heidrick & Struggles International	24,201	830,820
Korn Ferry	13,839	773,462
Matson	11,106	738,660
Mueller Industries	11,278	834,234
Park Aerospace	55,357	908,962
Resources Connection	43,735	789,854
Veritiv	5,395	817,018
		8,957,004
Information Technology — 2.2%
Kulicke & Soffa Industries	14,003	746,360
Photronics*	41,229	726,455
		1,472,815
Materials — 5.6%
FutureFuel	86,514	756,998
Mercer International	61,222	659,973
Olympic Steel	16,221	851,603
TimkenSteel*	38,353	701,476
Warrior Met Coal	20,909	800,187
		3,770,237

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Real Estate — 3.2%
Douglas Elliman	156,135	$658,890
Easterly Government Properties, Cl A‡	48,122	726,642
LTC Properties‡	20,663	740,149
		2,125,681
Utilities — 7.9%
American States Water	8,085	721,991
Avista	19,102	785,474
California Water Service Group	12,631	722,998
Chesapeake Utilities	6,257	801,459
Northwest Natural Holding	15,291	739,167
SJW Group	9,916	757,979
Unitil	14,930	810,998
		5,340,066

Total Common Stock
(Cost $65,702,214)		67,388,579

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, CI Institutional, 4.51%(A)	128,568	128,568

Total Short-Term Investment (Cost $128,568)		128,568

Total Investments - 100.1%
(Cost $65,830,782)		$67,517,147

Percentages are based on Net Assets of $67,443,459

††	Narrow industries are utilized for compliance purposes, whereas broad sectors sectors are utilized for reporting.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class

MER-QH-001-0600

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Communication Services — 5.0%
Alphabet, Cl A*	12,678	$1,141,780
Iridium Communications	1,419	87,084
Yelp, Cl A*	821	24,646
ZoomInfo Technologies, Cl A*	4,131	99,847
		1,353,357
Consumer Discretionary — 9.6%
Cavco Industries*	95	27,075
Dillard's, Cl A	60	21,385
Home Depot	4,196	1,244,282
Lululemon Athletica*	1,596	493,483
Murphy USA	248	63,262
NVR*	38	196,598
Skyline Champion*	598	40,909
Steven Madden	910	33,033
Ulta Beauty*	623	323,212
Upbound Group, Cl A	582	15,627
Williams-Sonoma	865	108,056
XPEL*	253	16,903
		2,583,825
Consumer Staples — 9.2%
Colgate-Palmolive	10,569	774,707
elf Beauty*	622	46,495
Hershey	2,556	609,146
Kimberly-Clark	4,256	532,213
Lancaster Colony	245	47,035
Monster Beverage*	4,605	468,605
		2,478,201
Energy — 1.7%
Magnolia Oil & Gas, Cl A	2,413	52,724
PDC Energy	1,105	74,157
Targa Resources	2,736	202,737
Texas Pacific Land	77	137,075
		466,693
Financials — 0.4%
PJT Partners	502	39,598
RLI	533	73,506
		113,104
Health Care — 26.4%
AMN Healthcare Services*	572	51,486
Chemed	185	96,492
Corcept Therapeutics*	1,185	24,684
CorVel*	111	20,011
Dynavax Technologies*	1,559	16,058
Edwards Lifesciences*	7,883	634,109
Globus Medical, Cl A*	1,265	73,800
Harmony Biosciences Holdings*	405	17,832

Description	Shares	Fair Value
Health Care (continued)
Incyte*	2,380	$183,212
Inspire Medical Systems*	358	93,055
Intuitive Surgical*	4,368	1,001,975
Ironwood Pharmaceuticals, Cl A*	1,647	18,562
Karuna Therapeutics*	342	68,202
Merck	11,622	1,234,721
Moderna*	4,243	588,971
Neurocrine Biosciences*	1,262	130,112
Regeneron Pharmaceuticals*	1,350	1,026,567
Shockwave Medical*	441	83,896
Syndax Pharmaceuticals*	858	21,750
Veeva Systems, Cl A*	1,933	320,221
Vertex Pharmaceuticals*	3,129	908,317
Waters*	736	228,815
West Pharmaceutical Services	925	293,253
		7,136,101
Industrials — 14.0%
Atkore*	479	69,944
Boise Cascade	490	33,864
Booz Allen Hamilton Holding, Cl A	1,626	154,031
Brady, Cl A	596	32,875
CH Robinson Worldwide	1,421	142,043
Cintas	1,075	471,355
Copart*	5,348	376,820
Expeditors International of Washington	2,037	212,989
Exponent	637	65,547
Fastenal	7,239	373,243
Forward Air	323	33,337
Graco	2,078	144,503
HEICO	1,123	185,935
Landstar System	434	78,463
Lincoln Electric Holdings	717	120,406
Mueller Industries	639	47,267
Nordson	643	141,229
Old Dominion Freight Line	1,268	430,182
Robert Half International	1,356	109,321
Rollins	3,233	113,802
UFP Industries	748	63,976
WW Grainger	562	375,657
		3,776,789
Information Technology — 32.4%
Accenture PLC, Cl A	4,267	1,133,102
Adobe*	3,199	1,036,315
Agilysys*	249	19,898
Allegro MicroSystems*	846	36,953
Apple	8,825	1,300,893
Arista Networks*	2,887	400,427
Badger Meter	359	43,662

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Box, Cl A*	1,710	$57,029
Cadence Design Systems*	3,358	647,893
CommVault Systems*	545	32,090
Jack Henry & Associates	904	148,473
Lattice Semiconductor*	1,641	139,419
Manhattan Associates*	788	113,275
Mastercard, Cl A	3,638	1,292,544
Monolithic Power Systems	547	264,907
Power Integrations	728	59,878
Pure Storage, Cl A*	3,507	100,090
Qualys*	423	49,977
SPS Commerce*	455	68,541
Synopsys*	1,871	680,594
Texas Instruments	6,694	1,147,687
		8,773,647
Materials — 1.1%
CF Industries Holdings	2,496	214,382
Louisiana-Pacific	836	48,914
Warrior Met Coal	630	24,110
		287,406
Real Estate — 0.0%
eXp World Holdings	966	11,669

Total Common Stock
(Cost $28,522,812)		26,980,792

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, CI Institutional, 4.51%(A)	91,050	91,050

Total Short-Term Investment (Cost $91,050)		91,050

Total Investments - 100.1%
(Cost $28,613,862)		$27,071,842

Percentages are based on Net Assets of $27,045,806.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class
PLC — Public Limited Company

MER-QH-001-0600